RESULTS FROM OPERATING ACTIVITIES	12 Months Ended
Jun. 30, 2021
Results from operating activities [abstract]
RESULTS FROM OPERATING ACTIVITIES
5

RESULTS FROM

OPERATING

ACTIVITIES
5.1

COST OF SALES
Amounts in R million Note 2021 2020 2019
Cost of sales (3,388.2) (2,937.9) (2,553.9)
Operating costs (a) (3,122.5) (2,692.1) (2,471.1)
Movement in gold in process and finished inventories - Gold Bullion (25.6) 3.1 32.6
Depreciation

9 (252.5) (270.8) (169.1)
Change in estimate of environmental rehabilitation 11 12.4 21.9 60.0
Retrenchment costs (b) - - (6.3)
The most significant components of operating costs include:
Consumable stores (880.2) (801.0) (866.5)
Labour including short term incentives (598.4) (573.0) (476.7)
Electricity (488.2) (420.9) (399.4)
Specialist service providers (510.7) (447.5) (437.1)
Machine hire (127.4) (95.2) (77.7)
Security expenses (122.8) (87.8) (59.9)
Water (57.1) (47.0) (44.1)
Pre-production costs capitalised - - 93.7
Voluntary staff retrenchments - - (6.3)
RELATED PARTY

TRANSACTIONS
FWGR entered into an agreement with Sibanye-Stillwater effective July 31, 2018 for the pumping and supply of water and electricity to the FWGR operations for which FWGR is invoiced based on metered usage of water and electricity.
FWGR also entered into a smelting agreement with Sibanye-Stillwater effective July 31, 2018 to smelt and recover gold from gold loaded carbon produced at FWGR, and deliver the gold to Rand Refinery. As consideration for this service, Sibanye-Stillwater receives a fee based on the smelting costs plus 10% of the smelting costs.
Rand Refinery performs the final refinement and marketing of all gold and silver produced by the Group. As consideration for this service, Rand Refinery receives a variable refining fee plus fixed marketing and administration fees.
All transactions and outstanding balances with related parties are to be settled in cash within 30 days of the invoice date. None of the balances are secured. No expense has been recognised in the current year as a credit loss allowance in respect of amounts charged to related parties.
Amounts in R million 2021 2020 2019
Services rendered by related parties and included in operating costs:
Supply of water and electricity

1
68.1 50.0 16.9
Gold smelting and related charges

1
21.1 19.8 12.9
Other charges

1
0.7 1.6 -
Charges to Sibanye-Stillwater

2
- (0.2) (6.5)
Gold refining and related charges

3
6.8 4.9 3.6
96.7 76.1 26.9
1

Paid to Sibanye-Stillwater by FWGR
2

2019 charges relate to material processed on behalf

of Sibanye-Stillwater in terms of a toll treatment

agreement and recovered the related
costs from Sibanye-Stillwater. 2020 charges relate to miscellaneous items
3

Paid to Rand Refinery
5.2

OTHER INCOME
ACCOUNTING POLICIES
Other income is

recognised where it

is probable that

the economic benefits

associated with a

transaction will flow

to the Group
and it can be reliably measured.
Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include gains on disposal of property, plant and equipment and gains on financial instruments at fair value through profit or loss
.
Amounts in R million 2021 2020 2019
Gain on disposal of property, plant and equipment 0.1 0.7 5.8
Gain on financial asset at fair value through profit or loss - - 2.1
0.1 0.7 7.9
5.3

ADMINISTRATION

EXPENSES AND OTHER COSTS
Amounts in R million Note 2021 2020 2019
Included in administration expenses and other costs are the following:
Share based payment benefit/(expenses) 28.3 (224.1) (21.4)
Cash settled Long-Term

Incentive ("
CLTI ") scheme 19.1 44.3 (218.1) (21.4)
Equity settled Long-Term

Incentive ("
ELTI ") scheme 19.2 (16.0) (6.0) -